Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 115	$ 79
Current Portion of Long-Term Debt	0	0		$ 0
Long-Term Portion of Long-Term Debt	8,691	12,385
Total Debt	8,691	12,385
Less: Cash and Cash Equivalents	(4,524)	(2,873)		(378)		$ (186)
Net Debt	4,282	9,591		7,184
Net Earnings (Loss)	6,450	587	[1]	(2,379)	[1]
Add (Deduct):
Interest Income	(81)	(23)	[1]	(9)	[1]
Foreign Exchange (Gain) Loss, Net	343	(174)	[1]	(181)	[1]
Revaluation (Gains)	549	0		0
Re-measurement of Contingent Payment	(162)	(575)	[1]	80	[1]
Other (Income) Loss, Net	$ (532)	$ (309)	[1]	$ 40	[1]
Net Debt to Adjusted EBITDA	30.00%	120.00%		1190.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 115	$ 79		$ 121
Long-Term Portion of Long-Term Debt	8,691	12,385		7,441
Total Debt	8,806	12,464		7,562
Less: Cash and Cash Equivalents	(4,524)	(2,873)		(378)
Net Debt	4,282	9,591		7,184
Net Earnings (Loss)	6,450	587		(2,379)
Add (Deduct):
Finance Costs	820	1,082		536
Interest Income	(81)	(23)		(9)
Income Tax Expense (Recovery)	2,281	728		(851)
Depreciation, Depletion and Amortization	4,679	5,886		3,464
E&E Asset Write-downs	64	18		91
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)		0
Unrealized (Gain) Loss on Risk Management	(126)	2		56
Foreign Exchange (Gain) Loss, Net	343	(174)		(181)
Revaluation (Gains)	(549)	0		0
Re-measurement of Contingent Payment	162	575		(80)
(Gain) Loss on Divestiture of Assets	(269)	(229)		(81)
Other (Income) Loss, Net	(532)	(309)		40
Adjusted EBITDA	$ 13,227	$ 8,086		$ 606

[1]	See Note 3X for revisions to prior period results.